PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2017
Cost:
Computers and peripheral equipment	$253,325	$212,449
Internal use software	69,452	37,948
Office furniture and equipment	13,060	12,030
Leasehold improvements	57,454	53,266

	393,291	315,693
Accumulated depreciation:
Computers and peripheral equipment	196,820	163,162
Internal use software	16,597	2,924
Office furniture and equipment	7,717	6,614
Leasehold improvements	31,819	24,718

	252,953	197,418

Depreciated cost	$140,338	$118,275